Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 41,455	$ 45,702
Accounts receivable	265	275
Refundable deposits	211	208
Marketable securities - noncurrent	10,322	10,000
Financial liabilities
Accounts payable	118	70
Accrued expenses	1,435	1,516
Lease liabilities - current and noncurrent	1,987	98
Carrying Amount
Financial assets
Cash and cash equivalents	41,455	45,702
Accounts receivable	265	275
Restricted cash	306	300
Refundable deposits	211	208
Marketable securities - noncurrent	10,322	10,000
Financial liabilities
Accounts payable	118	70
Accrued expenses	1,435	1,516
Lease liabilities - current and noncurrent	1,987	98
Estimated Fair Value
Financial assets
Cash and cash equivalents	41,455	45,702
Accounts receivable	265	275
Restricted cash	306	300
Refundable deposits	211	208
Marketable securities - noncurrent	10,322	10,000
Financial liabilities
Accounts payable	118	70
Accrued expenses	1,435	1,516
Lease liabilities - current and noncurrent	$ 1,987	$ 98